Finance debt - Summary of fair value and carrying value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 1,237	$ 2,321
Financial liabilities	1,237	2,321
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	74,855	67,055
Financial liabilities	71,427	65,403
Borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	76,092	69,376
Financial liabilities	$ 72,664	$ 67,724